Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	52,378,201	36,841,581	97,545,388
Common stock, shares outstanding	52,378,201	36,841,581	97,545,388
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares par value		$ 0.0001	$ 0.0001
Common Stock to be issued, shares		0	500,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000
Series C Convertible Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	2,450,138	3,001,969	2,273,499
Preferred stock, shares outstanding	2,450,138	3,001,969	2,273,499
Preferred stock, shares issuable		0	183,333